Annual Fund Operating Expenses - ARIA Opportunities ETF - ARIA Opportunities ETF	Jul. 14, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	0.78%

[1]	Based on estimated amounts for the current fiscal year.